Debt and Senior Secured Convertible Notes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	9 Months Ended	1 Months Ended
	Dec. 31, 2013 Lease	Sep. 30, 2014	Feb. 28, 2009	Mar. 31, 2009	Dec. 31, 2012
Debt Instrument [Line Items]
Acquired number of capital lease obligation	2
Outstanding of capital lease obligation	$ 1
First agreement commenced in February 2009 [Member]
Debt Instrument [Line Items]
Capital lease maturity period	Through February 2012
Second agreement commenced in March 2009 [Member]
Debt Instrument [Line Items]
Capital lease maturity period	Through the end of February 2014
VEDA Barre, Vermont Facility Mortgage [Member]
Debt Instrument [Line Items]
Mortgage loan variable interest rate	3.75%				3.75%
Convertible notes maturity date	Oct. 06, 2015
Required monthly payments on debt	5
Early payment penalties on mortgage		0
Capital Lease Obligations [Member] | First agreement commenced in February 2009 [Member]
Debt Instrument [Line Items]
Required monthly payments on debt			2
Capital Lease Obligations [Member] | Second agreement commenced in March 2009 [Member]
Debt Instrument [Line Items]
Required monthly payments on debt				$ 1